OTHER PROVISIONS (Details) - Schedule of movement of other provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER PROVISIONS (Details) - Schedule of movement of other provisions [Line Items]
Opening balance	$ 308,289	$ 377,376	$ 425,137
Increase in provisions	134,847	106,870	106,943
Provision used	(82,212)	(59,032)	(14,860)
Difference by subsidiaries conversion	(10,764)	(48,330)	(5,830)
Reversal of provision	(58,063)	(66,965)	(135,109)
Exchange difference	(488)	(1,630)	1,095
Closing balance	291,609	308,289	377,376
Legal claims [Member]
OTHER PROVISIONS (Details) - Schedule of movement of other provisions [Line Items]
Opening balance	298,886	367,493	416,473
Increase in provisions	134,847	106,870	106,943
Provision used	(82,212)	(59,032)	(14,860)
Difference by subsidiaries conversion	(10,764)	(48,330)	(5,830)
Reversal of provision	(58,063)	(66,965)	(135,109)
Exchange difference	(302)	(1,150)	(124)
Closing balance	282,392	298,886	367,493
Provision for European Commission Investigation [Member]
OTHER PROVISIONS (Details) - Schedule of movement of other provisions [Line Items]
Opening balance	9,403	9,883	8,664
Increase in provisions
Provision used
Difference by subsidiaries conversion
Reversal of provision
Exchange difference	(186)	(480)	1,219
Closing balance	$ 9,217	$ 9,403	$ 9,883